Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Accruals	15,700	11,934
Payable to database suppliers	13,442	3,327
Loans due to third parties *	16,900	—
VAT, and other taxes payable	28,078	25,942
Payable to agents	9,184	6,469
Interest payables	1,911	184
Others	2,644	2,307
Total other payables and accruals	87,859	50,163
Current	87,859	50,163
Non-current	—	—

* Loan due to third parties represented loans borrowed from third parties with annual interest rate of 4%-10%.